Reconciliation of Liabilities Arising from Financing Activities - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Financing cash flows	¥ (17,138)	¥ (16,147)
Contribution from non-controlling interests	945
Prepayments and other current assets	23,619	¥ 22,128
E Surfing Pay [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Contribution from non-controlling interests	855
Prepayments and other current assets	¥ 90